Foreign Exchange Gains And Losses (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Foreign Exchange Gains and Losses [Abstract]
Summary of Information About Foreign Exchange Gains And Losses

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
Foreign exchange loss, net	(2,104)	(725)